CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jul. 31, 2026	Oct. 31, 2025
Mezzanine equity, par value	$ 0.0001	$ 0.0001
Mezzanine equity, shares authorized	20,000,000	20,000,000
Preferred stock, par value	$ 0.0001
Preferred stock, shares authorized	20,000,000
Common stock, par value	$ 0	$ 0
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	5,190,024	2,274,393
Common stock, shares outstanding	5,190,024	2,274,393
Series A Convertible Preferred Stock [Member]
Mezzanine equity, par value	$ 0.0001	$ 0.0001
Mezzanine equity, shares authorized	1,500,000	1,500,000
Mezzanine equity, shares issued	575,000	0
Mezzanine equity, shares outstanding	575,000	0
Preferred stock, shares outstanding	575,000
Series B Convertible Preferred Stock [Member]
Mezzanine equity, par value	$ 0.0001	$ 0.0001
Mezzanine equity, shares authorized	500,000	500,000
Mezzanine equity, shares issued	355,000	0
Mezzanine equity, shares outstanding	355,000	0
Series C Convertible Preferred Stock [Member]
Mezzanine equity, par value	$ 0.0001	$ 0.0001
Mezzanine equity, shares authorized	1,500,000	1,500,000
Mezzanine equity, shares issued	200,000	0
Mezzanine equity, shares outstanding	200,000	0
Series D Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	250,000	250,000
Preferred stock, shares issued	250,000	0
Preferred stock, shares outstanding	250,000	0